Victory Floating Rate Fund Investment Strategy - Class A Class C Class R Class Y [Member] - Victory Floating Rate Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its assets in floating rate loans and other floating rate investments. The Fund’s Adviser expects that most or all of the investments held by the Fund typically will be below investment grade. The Fund typically invests in senior secured corporate loans.Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as the Prime Rate or Secured Overnight Financing Rate, or another alternate reference rate) plus a premium. A floating rate loan typically is structured and administered by a financial institution that acts as the agent of the participating lenders. The Fund typically will acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Adviser considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the Fund considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations, such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.The Adviser may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.An investment will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by S&P Global Ratings, or if unrated, is considered by the Adviser to be of comparable quality. A below-investment-grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment usually will be more volatile and is likely to fall. Senior loans typically are of below-investment-grade quality and (if rated) have below-investment-grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.